Guarantor/Non-Guarantor Subsidiary Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor/Non-Guarantor Subsidiary Financial Information

14. Guarantor/Non-Guarantor Subsidiary Financial Information

The Company and certain of its U.S. subsidiaries guarantee debt issued by its wholly owned subsidiaries Hexion Nova Scotia, ULC and Hexion U.S. Finance Corporation (together, the “Subsidiary Issuers”), which includes the 6.625% First-Priority Senior Secured Notes due 2020, 8.875% Senior Secured Notes due 2018 and the 9.00% Second-Priority Senior Secured Notes due 2020.

The following information contains the condensed consolidating financial information for MSC (the parent), the Subsidiary Issuers, the combined subsidiary guarantors (Momentive Specialty Chemical Investments Inc.; Borden Chemical Foundry; LLC, Lawter International, Inc.; HSC Capital Corporation; Momentive International, Inc.; Momentive CI Holding Company; NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company’s foreign subsidiaries.

All of the Subsidiary Issuers and Subsidiary Guarantors are 100% owned by MSC. All guarantees are full and unconditional, and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company’s Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company’s ability to obtain cash from the remaining non-guarantor subsidiaries.

This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.

The Company revised its condensed consolidating statements of cash flows for the three months ended March 31, 2012 to correct the classification of intercompany dividends received. The revisions were made to appropriately classify dividends received that represent a return on investment as an operating activity. These amounts were previously classified as cash flows from investing activities. For the three months ended March 31, 2012, in the Momentive Specialty Chemicals Inc. column, the revisions resulted in an increase of $6 to “Cash flows provided by (used in) operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET (Unaudited)

MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$262	$—	$—	$138	$—	$400
Short-term investments	—	—	—	6	—	6
Accounts receivable, net	195	—	—	418	—	613
Intercompany accounts receivable	104	67	—	400	(571)	—
Intercompany loans receivable—current portion	239	—	—	357	(596)	—
Inventories:
Finished and in-process goods	120	—	—	187	—	307
Raw materials and supplies	42	—	—	80	—	122
Other current assets	36	—	—	54	—	90

Total current assets	998	67	—	1,640	(1,167)	1,538

Investment in unconsolidated entities	166	—	30	34	(176)	54
Deferred income taxes	375	—	—	8	—	383
Other assets, net	34	63	3	35	—	135
Intercompany loans receivable	1,144	3,383	28	3,704	(8,259)	—
Property and equipment, net	491	—	—	653	—	1,144
Goodwill	93	—	—	74	—	167
Other intangible assets, net	51	—	—	38	—	89

Total assets	$3,352	$3,513	$61	$6,186	$(9,602)	$3,510

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$175	$—	$—	$328	$—	$503
Intercompany accounts payable	102	4	—	465	(571)	—
Debt payable within one year	2	—	—	59	—	61
Intercompany loans payable within one year	199	—	—	397	(596)	—
Interest payable	5	85	—	—	—	90
Income taxes payable	7	—	—	—	—	7
Accrued payroll and incentive compensation	17	—	—	31	—	48
Other current liabilities	67	—	—	57	—	124

Total current liabilities	574	89	—	1,337	(1,167)	833

Long-term liabilities:
Long-term debt	329	3,327	—	71	—	3,727
Intercompany loans payable	3,414	—	7	4,838	(8,259)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	355	—	87	—	(442)	—
Long-term pension and post employment benefit obligations	96	—	—	208	—	304
Deferred income taxes	4	2	—	13	—	19
Other long-term liabilities	122	6	—	41	—	169

Total liabilities	4,894	3,424	94	6,508	(9,868)	5,052

Total (deficit) equity	(1,542)	89	(33)	(322)	266	(1,542)

Total liabilities and (deficit) equity	$3,352	$3,513	$61	$6,186	$(9,602)	$3,510

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable—current portion	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81

Total current assets	923	52	—	1,706	(1,282)	1,399

Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	11	—	348
Other assets, net	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91

Total assets	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129

Total current liabilities	535	55	1	1,421	(1,282)	730

Long term liabilities:
Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	120	6	—	40	—	166

Total liabilities	4,241	2,204	115	6,704	(8,622)	4,642

Total (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)

Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$537	$—	$—	$708	$(53)	$1,192
Cost of sales	464	—	—	638	(53)	1,049

Gross profit	73	—	—	70	—	143
Selling, general and administrative expense	28	—	—	64	—	92
Business realignment costs	4	—	—	5	—	9
Other operating expense (income), net	4	(4)	—	(3)	—	(3)

Operating income	37	4	—	4	—	45
Interest expense, net	10	61	—	3	—	74
Intercompany interest expense (income)	44	(63)	—	19	—	—
Loss on extinguishment of debt	2	—	—	4	—	6
Other non-operating expense (income), net	15	—	—	(10)	—	5

(Loss) income before income tax and (losses) earnings from unconsolidated entities	(34)	6	—	(12)	—	(40)
Income tax (benefit) expense	(38)	1	—	5	—	(32)

Income (loss) before earnings from unconsolidated entities	4	5	—	(17)	—	(8)
(Losses) earnings from unconsolidated entities, net of taxes	(8)	—	(6)	1	17	4

Net (loss) income	$(4)	$5	$(6)	$(16)	$17	$(4)

Comprehensive (loss) income	$(17)	$4	$(7)	$(16)	$19	$(17)

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$538	$—	$—	$769	$(71)	$1,236
Cost of sales	458	—	—	677	(71)	1,064

Gross profit	80	—	—	92	—	172
Selling, general and administrative expense	30	—	—	55	—	85
Asset impairments	—	—	—	23	—	23
Business realignment costs	2	—	—	13	—	15
Other operating expense, net	1	—	—	4	—	5

Operating income (loss)	47	—	—	(3)	—	44
Interest expense, net	16	39	—	10	—	65
Intercompany interest expense (income)	30	(42)	—	12	—	—
Other non-operating (income) expense, net	(11)	—	(1)	14	—	2

Income (loss) before income tax and earnings from unconsolidated entities	12	3	1	(39)	—	(23)
Income tax benefit	(1)	—	—	(1)	—	(2)

Income (loss) before (losses) earnings from unconsolidated entities	13	3	1	(38)	—	(21)
(Losses) earnings from unconsolidated entities, net of taxes	(29)	—	(2)	—	36	5

Net (loss) income	$(16)	$3	$(1)	$(38)	$36	$(16)

Comprehensive income (loss)	$13	$4	$(1)	$(21)	$18	$13

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$45	$14	$9	$(16)	$(85)	$(33)

Cash flows provided by (used in) investing activities
Capital expenditures	(14)	—	—	(13)	—	(27)
Purchases of debt securities, net	—	—	—	(1)	—	(1)
Return of capital from subsidiary from sales of accounts receivable	31	—	—	—	(31)	—
Change in restricted cash	—	—	—	15	—	15
Investment in unconsolidated affiliates, net	—	—	—	(14)	—	(14)

	17	—	—	(13)	(31)	(27)

Cash flows (used in) provided by financing activities
Net short-term debt borrowings	—	—	—	1	—	1
Borrowings of long-term debt	—	1,108	—	17	—	1,125
Repayments of long-term debt	(543)	(120)	—	(371)	—	(1,034)
Net intercompany loan borrowings (repayments)	479	(903)	(1)	425	—	—
Long-term debt and credit facility financing fees	(12)	(22)	—	—	—	(34)
Common stock dividends paid	—	(77)	(8)	—	85	—
Return of capital to parent from sales of accounts receivable	—	—	—	(31)	31	—

	(76)	(14)	(9)	41	116	58

Effect of exchange rates on cash and cash equivalents	—	—	—	(2)	—	(2)
(Decrease) increase in cash and cash equivalents	(14)	—	—	10	—	(4)
Cash and cash equivalents (unrestricted) at beginning of period	276	—	—	125	—	401

Cash and cash equivalents (unrestricted) at end of period	$262	$—	$—	$135	$—	$397

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$24	$1	$5	$(6)	$(6)	$18

Cash flows provided by (used in) investing activities
Capital expenditures	(11)	—	—	(19)	—	(30)
Proceeds from sale of debt securities, net	—	—	—	4	—	4
Funds remitted to unconsolidated affiliates	—	—	—	(2)	—	(2)
Return of capital from subsidiary from sales of accounts receivable	21	—	—	—	(21)	—

	10	—	—	(17)	(21)	(28)

Cash flows provided by (used in) financing activities
Net short-term debt repayments	—	—	—	(12)	—	(12)
Borrowings of long-term debt	—	450	—	—	—	450
Repayments of long-term debt	(269)	—	—	(194)	—	(463)
Net intercompany loan borrowings (repayments)	268	(439)	—	171	—	—
Long-term debt and credit facility financing fees	(1)	(11)	—	—	—	(12)
Capital contribution from parent	16	—	—	—	—	16
Common stock dividends paid	(1)	(1)	(5)	—	6	(1)
Return of capital to parent from sales of accounts receivable	—	—	—	(21)	21	—

	13	(1)	(5)	(56)	27	(22)

Effect of exchange rates on cash and cash equivalents	—	—	—	3	—	3
Increase (decrease) in cash and cash equivalents	47	—	—	(76)	—	(29)
Cash and cash equivalents (unrestricted) at beginning of period	212	—	—	204	—	416

Cash and cash equivalents (unrestricted) at end of period	$259	$—	$—	$128	$—	$387

18. Guarantor/Non-Guarantor Subsidiary Financial Information

The Company and certain of its U.S. subsidiaries guarantee debt issued by its wholly owned subsidiaries Hexion Nova Scotia, ULC and Hexion U.S. Finance Corporation (together, the “Subsidiary Issuers”), which includes the 6.625% first priority notes due 2020, 8.875% senior secured notes due 2018, the floating rate second-priority senior secured notes due 2014 and the 9% second-priority notes due 2020.

The following information contains the condensed consolidating financial information for MSC (the parent), the Subsidiary Issuers, the combined subsidiary guarantors (Momentive Specialty Chemical Investments Inc.; Borden Chemical Foundry; LLC, Lawter International, Inc.; HSC Capital Corporation; Momentive International, Inc.; Momentive CI Holding Company; NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company’s foreign subsidiaries.

All of the subsidiary issuers and subsidiary guarantors are 100% owned by MSC. All guarantees are full and unconditional, and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company’s Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company’s ability to obtain cash from the remaining non-guarantor subsidiaries.

This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.

The Company revised its condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 to correct the classification of intercompany dividends received. The revisions were made to appropriately classify dividends received that represent a return on investment as an operating activity. These amounts were previously classified as cash flows from investing activities. These changes had the following impacts on the guarantor and nonguarantor condensed consolidating financial statements:

•

For year ended December 31, 2011, in the Momentive Specialty Chemicals Inc. column, the revisions resulted in an increase of $25 to “Cash flows (used in) provided by operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

•

For year ended December 31, 2010, in the Momentive Specialty Chemicals Inc. column, the revisions resulted in an increase of $18 to “Cash flows (used in) provided by operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.” For the year ended December 31, 2010, in the Combined Subsidiary Guarantors column, the revisions resulted in an increase of $1 to “Cash flows (used in) provided by operating activities,” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating statements of cash flows.

The Company also revised its condensed consolidating balance sheet as of December 31, 2011 to correctly present intercompany accounts receivable and payable and intercompany debt receivable and payable. The revisions were made to present intercompany accounts receivable and accounts payable and intercompany debt receivable and debt payable on a gross basis. The revisions resulted in the following increases:

	Increases from previously reported amounts
	As of December 31, 2011
	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries
Assets:
Intercompany accounts receivable	$102	$46	$—	$257
Intercompany loans receivable—current portion	203	—	—	713
Intercompany loans receivable	649	1,907	22	4,592
Liabilities:
Intercompany accounts payable	$102	$46	$—	$257
Intercompany loans payable within one year	203	—	—	713
Intercompany loans payable	649	1,907	22	4,592

The Company also revised its condensed consolidating balance sheet as of December 31, 2011 to appropriately classify the balance sheet credit arising from recognition of losses in excess of investment as a liability balance. These amounts were previously classified as a credit in “Other assets” in the Momentive Specialty Chemicals Inc. column. As of December 31, 2011, in the Momentive Specialty Chemicals Inc. column, the correction resulted in an increase of $192 to “Other assets,” with a corresponding increase to “Accumulated losses from unconsolidated subsidiaries in excess of investment.” These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating balance sheets. The December 31, 2011 condensed consolidating balance sheet is derived from the revised condensed consolidating balance sheet included within the annual consolidated financial statements.

The Company will revise in future filings its Guarantor/Nonguarantor Subsidiary Financial Information footnote. The revisions will be made to correct the presentation of intercompany activity within the condensed consolidating statements of cash flows. Within the condensed consolidating statements of cash flows, dividends from subsidiaries will be reclassified from investing activities to operating activities. This change will have the following impact on the guarantor and nonguarantor condensed consolidating financial statements:

•

For the three months ended March 31, 2012, in the Momentive Specialty Chemicals Inc. column, the revisions will result in an increase of $6 to “Cash flows provided by (used in) operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable—current portion	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81

Total current assets	923	52	—	1,706	(1,282)	1,399

Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	11	—	348
Other assets, net	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91

Total assets	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129

Total current liabilities	535	55	1	1,421	(1,282)	730

Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	120	6	—	40	—	166

Total liabilities	4,241	2,204	115	6,704	(8,622)	4,642

Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)
Noncontrolling interest	—	—	—	—	—	—

Total (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)

Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$212	$—	$—	$207	$—	$419
Short-term investments	—	—	—	7	—	7
Accounts receivable, net	206	—	—	386	—	592
Intercompany accounts receivable	102	46	—	257	(405)	—
Intercompany loans receivable—current portion	203	—	—	713	(916)	—
Inventories:
Finished and in-process goods	116	—	—	138	—	254
Raw materials and supplies	33	—	—	70	—	103
Other current assets	27	—	—	45	—	72

Total current assets	899	46	—	1,823	(1,321)	1,447

Investment in unconsolidated entities	288	—	20	13	(295)	26
Deferred income taxes	—	—	—	4	—	4
Other assets, net	11	36	20	72	—	139
Intercompany loans receivable	649	1,907	22	4,592	(7,170)	—
Property and equipment, net	504	—	—	705	—	1,209
Goodwill	93	—	—	74	—	167
Other intangible assets, net	59	—	—	45	—	104

Total assets	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096

Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$125	$—	$—	$256	$—	$381
Intercompany accounts payable	78	4	1	322	(405)	—
Debt payable within one year	17	—	—	100	—	117
Intercompany loans payable within one year	238	—	—	678	(916)	—
Affiliated debt payable within one year	2	—	—	—	—	2
Interest payable	14	44	—	3	—	61
Income taxes payable	1	—	—	14	—	15
Accrued payroll and incentive compensation	26	—	—	31	—	57
Other current liabilities	69	—	—	63	—	132

Total current liabilities	570	48	1	1,467	(1,321)	765
Long-term debt	1,134	1,688	—	598	—	3,420
Intercompany loans payable	1,903	4	6	5,257	(7,170)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	192	—	—	—	(192)	—
Long-term pension and post employment benefit obligations	99	—	—	124	—	223
Deferred income taxes	30	2	—	40	—	72
Other long-term liabilities	116	6	—	34	—	156
Advance from affiliates	225	—	—	—	—	225

Total liabilities	4,269	1,748	7	7,520	(8,683)	4,861

Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,766)	241	55	(193)	(103)	(1,766)
Noncontrolling interest	—	—	—	1	—	1

Total (deficit) equity	(1,766)	241	55	(192)	(103)	(1,765)

Total liabilities and (deficit) equity	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$—	$2,902	$(266)	$4,756
Cost of sales	1,800	—	—	2,626	(266)	4,160

Gross profit	320	—	—	276	—	596
Selling, general and administrative expense	61	—	—	261	—	322
Asset impairments	—	—	—	23	—	23
Business realignment costs	9	—	—	26	—	35
Other operating expense (income), net	6	2	(1)	7	—	14

Operating income (loss)	244	(2)	1	(41)	—	202
Interest expense, net	59	176	—	28	—	263
Intercompany interest expense (income)	132	(186)	(1)	55	—	—
Other non-operating (income) expense, net	(8)	(2)	—	9	—	(1)

Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	61	10	2	(133)	—	(60)
Income tax (benefit) expense	(371)	—	—	6	—	(365)

Income (loss) from continuing operations before earnings from unconsolidated entities	432	10	2	(139)	—	305
(Losses) earnings from unconsolidated entities, net of taxes	(108)	—	(71)	3	195	19

Net income (loss)	$324	$10	$(69)	$(136)	$195	$324

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$230	$13	$(69)	$(229)	$285	$230

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,246	$—	$—	$3,254	$(293)	$5,207
Cost of sales	1,856	—	—	2,910	(293)	4,473

Gross profit	390	—	—	344	—	734
Selling, general and administrative expense	110	—	—	225	—	335
Asset impairments	4	—	—	28	—	32
Business realignment costs	2	—	—	13	—	15
Other operating (income) expense, net	(20)	—	(1)	5	—	(16)

Operating income	294	—	1	73	—	368
Interest expense, net	69	150	—	43	—	262
Intercompany interest expense (income)	121	(170)	(1)	50	—	—
Other non-operating expense (income), net	8	—	—	(5)	—	3

Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	96	20	2	(15)	—	103
Income tax (benefit) expense	(8)	1	—	10	—	3

Income (loss) from continuing operations before earnings from unconsolidated entities	104	19	2	(25)	—	100
Earnings from unconsolidated entities, net of taxes	32	—	22	1	(39)	16

Net income (loss) from continuing operations	136	19	24	(24)	(39)	116
Net (loss) income from discontinued operations	(18)	—	—	20	—	2

Net income (loss)	$118	$19	$24	$(4)	$(39)	$118

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$47	$20	$23	$(19)	$(24)	$47

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,002	$—	$—	$2,934	$(339)	$4,597
Cost of sales	1,618	—	—	2,587	(339)	3,866

Gross profit	384	—	—	347	—	731
Selling, general and administrative expense	117	—	—	215	—	332
Terminated merger and settlement income, net	(171)	—	—	—	—	(171)
Business realignment costs	5	—	—	15	—	20
Other operating expense (income), net	6	—	—	(2)	—	4

Operating income	427	—	—	119	—	546
Interest expense, net	92	144	—	40	—	276
Loss on extinguishment of debt	7	5	—	18	—	30
Intercompany interest expense (income)	123	(169)	(1)	47	—	—
Other non-operating (income) expense, net	(18)	8	—	6	—	(4)

Income from continuing operations before income tax, earnings from unconsolidated entities	223	12	1	8	—	244
Income tax (benefit) expense	(11)	10	—	36	—	35

Income (loss) from continuing operations before earnings from unconsolidated entities	234	2	1	(28)	—	209
(Losses) earnings from unconsolidated entities, net of taxes	(13)	—	(5)	—	26	8

Net income (loss) from continuing operations	221	2	(4)	(28)	26	217
Net (loss) income from discontinued operations, net of tax	(7)	—	—	4	—	(3)

Net income (loss)	$214	$2	$(4)	$(24)	$26	$214

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$203	$24	$(4)	$(71)	$51	$203

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$88	$(59)	$16	$160	$(28)	$177

Cash flows provided by (used in) investing activities
Capital expenditures	(57)	—	—	(76)	—	(133)
Proceeds from sale of debt securities, net	—	—	—	2	—	2
Change in restricted cash	—	—	—	(15)	—	(15)
Funds remitted to unconsolidated affiliates, net	—	—	—	(3)	—	(3)
Proceeds from sale of assets	9	—	—	2	—	11
Capital contribution to subsidiary	(30)	—	(19)	—	49	—
Return of capital from subsidiary from sales of accounts receivable	87	—	—	—	(87)	—

	9	—	(19)	(90)	(38)	(138)

Cash flows (used in) provided by financing activities
Net short-term debt repayments	—	—	—	(7)	—	(7)
Borrowings of long-term debt	—	450	—	3	—	453
Repayments of long-term debt	(278)	—	—	(209)	—	(487)
Repayment of affiliated debt	(2)	—	—	—	—	(2)
Repayment of advance from affiliates	(7)	—	—	—	—	(7)
Net intercompany loan borrowings (repayments)	251	(364)	(3)	116	—	—
Capital contribution from parent	16	—	19	30	(49)	16
Long-term debt and credit facility financing fees	(2)	(12)	—	—	—	(14)
Common stock dividends paid	(11)	(15)	(13)	—	28	(11)
Return of capital to parent from sales of accounts receivable	—	—	—	(87)	87	—

	(33)	59	3	(154)	66	(59)

Effect of exchange rates on cash and cash equivalents	—	—	—	5	—	5
Increase (decrease) in cash and cash equivalents	64	—	—	(79)	—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212	—	—	204	—	416

Cash and cash equivalents (unrestricted) at end of year	$276	$—	$—	$125	$—	$401

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(41)	$8	$31	$198	$(25)	$171

Cash flows provided by (used in) investing activities
Capital expenditures	(74)	—	—	(65)	—	(139)
Capitalized interest	(1)	—	—	—	—	(1)
Purchases of debt securities, net	—	—	—	(2)	—	(2)
Change in restricted cash	—	—	—	3	—	3
Funds remitted to unconsolidated affiliates, net	—	—	—	(4)	—	(4)
Proceeds from sale of business, net of cash transferred	49	—	—	124	—	173
Proceeds from sale of assets	2	—	—	1	—	3
Capital contribution to subsidiary	(11)	—	(19)	—	30	—
Return of capital from subsidiary	47	—	—	—	(47)	—
Return of capital from subsidiary from sales of accounts receivable	69	—	—	—	(69)	—

	81	—	(19)	57	(86)	33

Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	(7)	—	—	21	—	14
Borrowings of long-term debt	164	—	—	332	—	496
Repayments of long-term debt	(182)	—	—	(356)	—	(538)
Repayment of advance from affiliate	(80)	—	—	(20)	—	(100)
Net intercompany loan borrowings (repayments)	51	4	—	(55)	—	—
Capital contribution from parent	189	—	—	30	(30)	189
Long-term debt and credit facility financing fees	(2)	—	—	—	—	(2)
Common stock dividends paid	(2)	(12)	(12)	(1)	25	(2)
Return of capital to parent	—	—	—	(47)	47	—
Return of capital to parent from sales of accounts receivable	—	—	—	(69)	69	—

	131	(8)	(12)	(165)	111	57

Effect of exchange rates on cash and cash equivalents	—	—	—	(5)	—	(5)
Increase in cash and cash equivalents	171	—	—	85	—	256
Cash and cash equivalents (unrestricted) at beginning of year	41	—	—	119	—	160

Cash and cash equivalents (unrestricted) at end of year	$212	$—	$—	$204	$—	$416

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(444)	$19	$5	$490	$(19)	$51

Cash flows provided by (used in) investing activities
Capital expenditures	(52)	—	—	(67)	—	(119)
Capitalized interest	—	—	—	(1)	—	(1)
Proceeds from sale of debt securities, net	—	—	—	4	—	4
Change in restricted cash	—	—	—	2	—	2
Deconsolidation of variable interest entities	—	—	—	(4)	—	(4)
Funds remitted to unconsolidated affiliates, net	—	—	—	(1)	—	(1)
Proceeds from sale of assets	6	—	—	8	—	14
Return of capital from subsidiary from sales of accounts receivable	367	—	—	—	(367)	—

	321	—	—	(59)	(367)	(105)

Cash flows provided by (used in) financing activities
Net short-term debt borrowings (repayments)	3	—	—	(10)	—	(7)
Borrowings of long-term debt	290	1,433	—	633	—	2,356
Repayments of long-term debt	(1,108)	(406)	—	(663)	—	(2,177)
Repayments of affiliated debt	(3)	—	—	—	—	(3)
Net intercompany loan borrowings (repayments)	987	(973)	—	(14)	—	—
Long-term debt and credit facility financing fees	(9)	(63)	—	—	—	(72)
Common stock dividends paid	—	(10)	(5)	(4)	19	—
Return of capital to parent from sales of accounts receivable	—	—	—	(367)	367	—

	160	(19)	(5)	(425)	386	97

Effect of exchange rates on cash and cash equivalents	—	—	—	2	—	2
Increase in cash and cash equivalents	37	—	—	8	—	45
Cash and cash equivalents (unrestricted) at beginning of year	4	—	—	111	—	115

Cash and cash equivalents (unrestricted) at end of year	$41	$—	$—	$119	$—	$160